VEDDERPRICE	VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 312-609-7500 FAX: 312-609-5005
RENEE M. HARDT 312-609-7616 RHARDT@VEDDERPRICE.COM	CHICAGO • NEW YORK CITY • WASHINGTON, D.C. • ROSELAND, NJ

March 7, 2008

VIA EDGAR

Ms. Sally Samuel

Division of Investment Management

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Wilshire Variable Insurance Trust Information Statement (File Nos. 333-15881 and 811-07917)

Dear Ms. Samuel:

On behalf of the Wilshire Variable Insurance Trust (the “Trust”), electronically transmitted herewith is the Trust’s definitive information statement. This letter is also in response to the comments you provided on February 29, 2008 during our telephone conference regarding the preliminary information statement filing of the Trust.

1.   Comment: You asked whether Thomas White had been hired to replace a subadviser that had been terminated, and if so, whether disclosure required by Item 22(c)(1)(vi) was warranted.

Response: As I noted during our telephone conference, prior to August 15, 2007, the International Equity Fund (the “Fund”) had two subadvisers, PanAgora and The Boston Company. On August 15, 2007, The Boston Company was terminated and PanAgora served as sole subadviser to the Fund. This fact was disclosed via supplements to the Fund’s prospectus and SAI which were filed with the Commission on August 17, 2007. Thomas White became a subadviser of the Fund effective December 17, 2007. Accordingly, disclosure responsive to Item 22(c)(1)(vi) has not been added to the information statement. However, general information regarding the termination of The Boston Company and the addition of Thomas White as a second subadviser to the Fund has been added under “Appointment of New Subadviser to the International Equity Fund” in response to your second comment (see below).

2.   Comment: You referred to Item 22(c)(11) of Schedule 14A and noted that the Item requires disclosure regarding the factors considered by the Board in approving the

VEDDERPRICE

Ms. Sally Samuel

March 7, 2008

subadvisory agreement and the conclusions reached. You also noted that the disclosure provided does not address why a new subadviser was needed.

Response: Consistent with the Trust’s minutes, the disclosure regarding the factors considered and conclusions reached by the Board is substantially unchanged, though disclosure regarding the performance information considered, Thomas White’s experience managing other mutual funds and the qualitative score assigned Thomas White by the Adviser has been added. In addition, disclosure regarding the reasons the Adviser proposed adding Thomas White as a subadviser to the Fund has been added to the first paragraph under the heading “Appointment of New Subadviser to the International Equity Fund.”

3.   Comment: You asked for Thomas White’s form of organization. You referred to Item 22(c)(3) and (4) of Schedule 14A and asked if there were any parents or owners of Thomas White that should be disclosed as required by this Item.

Response: Thomas White is a corporation. Disclosure to that effect, along with disclosure of 10% shareholders, has been added under the heading “Thomas White.”

4.   Comment: You requested that the disclosure under the heading “Aggregate Fees” state the frequency of advisory fee payments (e.g., monthly, quarterly).

Response: Disclosure which states that the advisory fee is calculated daily and payable monthly has been added.

5.   Comment: You requested that under the heading “Terms of Subadvisory Agreement” disclosure be added regarding the effective date of the Agreement, the services to be provided, frequency of subadvisory fee payments and indemnification.

Response: The requested disclosure has been added under “Terms of Subadvisory Agreement,” except for disclosure regarding the frequency of subadvisory fee payments which has been added under the heading “Aggregate Fees.”

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VEDDERPRICE

Ms. Sally Samuel

March 7, 2008

The Trust intends to mail the definitive information statement by March 14, 2008. Please call me at (312) 609-7616 if you have any questions.

Very truly yours,

/s/ Renee M. Hardt

Renee M. Hardt

RMH/ser